13. REIMBURSEMENT OF TARIFF SUBSIDIES	12 Months Ended
Dec. 31, 2020
Disclosure of reimbursement rights [abstract]
REIMBURSEMENT OF TARIFF SUBSIDIES
13.	REIMBURSEMENT OF TARIFF SUBSIDIES

Subsidies on tariffs charged to users of distribution services – TUSD and EUST (Charges for Use of the Transmission System) are refunded to distributors through the funds from the Energy Development Account (CDE).

In 2020, the amount recognized as subsidies revenues was R$1,057 (R$1,097 in 2019 and R$953 in 2018). Of such amounts, the Company has a receivable of R$88 in current assets, being R$83 (R$94 on December 31, 2019) held by Cemig D and R$6 (R$3 on December 31, 2019) held by Cemig GT.